Subsequent Events (Details)	12 Months Ended	3 Months Ended
	Dec. 31, 2013 Options	Mar. 31, 2014 Subsequent Event Options	Mar. 31, 2014 Subsequent Event Restricted Stock	Mar. 31, 2014 Subsequent Event ADS
Subsequent Event.
Granted (in shares)	475,000	521,660		130,415
Number of shares on which restriction elapse on grant date			229,464
Number of shares on which restriction vest on first day following 6 month period after grant date			198,098
Number of shares on which restriction vest on first day following 12 month period after grant date			94,098